Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels, net

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2019	$1,370,756	$(308,498)	$1,062,258
Additions/ (Depreciation)	110,416	(54,884)	55,532
Disposals	(5,233)	158	(5,075)
Vessels impairment loss	(161,199)	89,622	(71,577)
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138
Additions/ (Depreciation)	957,166	(34,624)	922,542
Disposals	(33,979)	776	(33,203)
Balance June 30, 2021	$2,237,927	$(307,450)	$1,930,477